Business combination and goodwill - Movement in the deferred purchase price (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred purchase price
Deferred purchase price, Opening Balance	$ 3,618,902
Deferred purchase price, opening balance	3,618,902
Acquisitions	36,507,949	$ 3,618,902
Change in fair value	(31,844,346)
Issuance of shares	(662,924)
Deferred purchase price, ending balance	7,619,581	3,618,902
Deferred purchase price, Ending Balance	$ 7,425,488	$ 3,618,902